Disclosure of detailed information about components of professional, other fees and salaries (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Professional, other fees and salaries	$ 747,280	$ 1,433,113	$ 1,739,401
Professional fees [Member]
Statements Line Items
Professional, other fees and salaries	165,685	224,139	328,851
Consulting fees [Member]
Statements Line Items
Professional, other fees and salaries	316,815	813,735	1,028,600
Salaries and benefits [Member]
Statements Line Items
Professional, other fees and salaries	$ 264,780	$ 395,239	$ 381,950